Notes Payable - Schedule of Derivative Liability Fair Value (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative liability	$ 313	$ 246
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 313	$ 246